Share Capital (Schedule of Fair Value of Options Granted Using Black-Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
Statement Line Items [Line Items]
Risk-free interest rate	2.52%
Expected dividend yield
Expected forfeiture rate
Expected volatility	54.56%
Expected life in years | yr	2.50
Weighted average fair value of each option | $ / shares	$ 0.29
Warrant [Member]
Statement Line Items [Line Items]
Risk-free interest rate	2.18%	2.05%
Expected dividend yield
Expected forfeiture rate
Expected volatility	52.59%	54.54%
Expected life in years | yr	3.00	1.02
Weighted average fair value of each option | $ / shares	$ 0.24	$ 0.36
Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate		2.33%
Expected volatility		56.07%
Expected life in years | yr		2.50
Weighted average fair value of each option | $ / shares		$ 0.34
Top of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate		2.58%
Expected volatility		61.80%
Expected life in years | yr		5.00
Weighted average fair value of each option | $ / shares		$ 0.61